Investments (Aggregate Carrying And Approximate Market Values Of Held-To-Maturity Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	$ 4,117	$ 13,454
Securities held-to-maturity, Gross Unrealized Gains	1,218	465
Securities held-to-maturity, Gross Unrealized Losses	0	58
Securities held-to-maturity, Estimated Fair Value	5,335	13,861
Trust Preferred Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	4,117	13,454
Securities held-to-maturity, Gross Unrealized Gains	1,218	465
Securities held-to-maturity, Gross Unrealized Losses	0	58
Securities held-to-maturity, Estimated Fair Value	5,335	13,861
Non-marketable Equity Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	13,343	11,463
Securities held-to-maturity, Estimated Fair Value	13,343	11,463
Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	13,343	11,463
Securities held-to-maturity, Estimated Fair Value	$ 13,343	$ 11,463